License Agreements - CAR-T Products License (Details) - License And Development Agreement With TDT	1 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) Milestone	Dec. 31, 2024 USD ($) item	Dec. 31, 2018 USD ($)
CAR-T products and CAR-T Diagnostics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment of license agreement fees			$ 5,000,000
Annual maintenance fees	$ 500,000
Unpaid annual maintenance fees, short term debt interest rate (%)	1.50%
Number of developmental and regulatory milestone payments for first product development | Milestone	4
Maximum aggregate milestone commitment fund for first product development	$ 15,000,000
Number of developmental and regulatory milestone payments for each additional product development | Milestone	4
Maximum milestone commitment fund for each additional product development	$ 7,500,000
CAR-T products and CAR-T Diagnostics | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment of license agreement fees			$ 5,000,000
Annual maintenance fees		$ 500,000
Unpaid annual maintenance fees, short term debt interest rate (%)		1.50%
Number of developmental and regulatory milestone payments for first product development | item		4
Maximum aggregate milestone commitment fund for first product development		$ 15,000,000
Number of developmental and regulatory milestone payments for each additional product development | item		4
Maximum milestone commitment fund for each additional product development		$ 7,500,000
CAR-T products and CAR-T Diagnostics | Net sales of period from first commercial sale until patent expires | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	10.00%
CAR-T products and CAR-T Diagnostics | Net sales of period from first commercial sale until patent expires | Minimum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)		10.00%
CAR-T products and CAR-T Diagnostics | Net sales of period from first commercial sale until patent expires | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	15.00%
CAR-T products and CAR-T Diagnostics | Net sales of period from first commercial sale until patent expires | Maximum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)		15.00%
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of years from first commercial sale of products (in years)	10 years
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of years from first commercial sale of products (in years)		10 years
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	5.00%
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products | Minimum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)		5.00%
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)	9.00%
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products | Maximum | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty fees (%)		9.00%
Phase II and Phase III clinical trials of CAR-T Product | Prior to the completion of the Phase I and Phase II clinical trials for the CAR-T product
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of fund obligated to advance for each phase	$ 20,000,000
Phase II and Phase III clinical trials of CAR-T Product | Prior to the completion of the Phase I and Phase II clinical trials for the CAR-T product | Liminatus Pharma, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of fund obligated to advance for each phase		$ 20,000,000